Putnam Pennsylvania Tax Exempt Income Fund
The fund's portfolio
2/28/25 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
G.O. Bonds — General Obligation Bonds

MUNICIPAL BONDS AND NOTES (96.7%)(a)
	Rating(RAT)	Principal amount	Value
Guam (2.2%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Baa3	$515,000	$527,567
Territory of GU, Govt. Bus. Privilege Tax Rev. Bonds, Ser. F, 4.00%, 1/1/42	Baa3	1,300,000	1,251,625
Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 5.00%, 11/1/40	Baa3	425,000	434,260

			2,213,452
Missouri (1.3%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds, (Kansas City, Intl. Arpt.), AGM, 5.00%, 3/1/57	AA	1,300,000	1,323,310

			1,323,310
Ohio (0.8%)
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Otterbein Homes Oblig. Group)
4.00%, 7/1/34	A	405,000	413,961
4.00%, 7/1/33	A	390,000	400,487

			814,448
Pennsylvania (89.9%)
Adams Cnty., Gen. Auth. Rev. Bonds, (Brethren Home Cmnty. (The)), Ser. A, 5.00%, 6/1/54	BBB+/F	500,000	508,940
Allegheny Cnty., Arpt. Auth. Rev. Bonds
Ser. B, AGM, 5.25%, 1/1/53	AA	1,000,000	1,079,189
Ser. A, AGM, 4.00%, 1/1/46	AA	750,000	706,594
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network), 4.00%, 4/1/44	A	2,000,000	1,885,115
Allentown, Coml. & Indl. Dev. Auth. Rev. Bonds, 5.00%, 7/1/45	Baa3	550,000	550,724
Bellefonte, Area School Dist. G.O. Bonds, Ser. A, 5.00%, 5/15/48	Aa3	1,000,000	1,056,118
Bethlehem, Redev. Auth. Rev. Bonds, (Moravian U.), 5.50%, 10/1/54	BBB+	1,500,000	1,559,332
Bucks Cnty., Indl. Dev. Auth. Rev. Bonds, (Delaware Valley U.), 5.00%, 11/1/42	BBB-/F	250,000	237,258
Cheltenham Twp., Indl. Dev. Auth. Rev. Bonds, (Arcadia U.), 5.75%, perpetual maturity	BBB-	350,000	350,650
Chester Cnty., Indl. Dev. Auth. Rev. Bonds, (Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB	225,000	225,951
Chester Cnty., Indl. Dev. Auth. 144A Rev. Bonds, (Collegium Charter School), 6.00%, 10/15/52	BB	750,000	778,742
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Ba2	1,000,000	964,471
Cmnwlth. Fin. Auth. Rev. Bonds, (Tobacco Master Settlement Payment Bonds)
5.00%, 6/1/34	Aa3	1,000,000	1,053,429
5.00%, 6/1/33	Aa3	1,000,000	1,055,415
Cumberland Cnty., Muni. Auth. Rev. Bonds
(Asbury PA Obligated Group), 5.00%, 1/1/45	BB+/P	500,000	481,498
(Diakon Lutheran Social Ministries), 5.00%, 1/1/32	BBB/F	700,000	704,509
Cumberland Valley, School Dist. G.O. Bonds, Ser. A, AGM, 5.00%, 11/15/44	AA	1,500,000	1,600,308
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/29	Baa3	1,500,000	1,500,176
Delaware Cnty., G.O. Bonds, 5.00%, 8/1/48	Aa2	1,000,000	1,063,599
Erie, City School Dist. G.O. Bonds, Ser. A, AGM, 4.00%, 4/1/33	AA	1,150,000	1,179,291
Erie, Higher Ed. Bldg. Auth. Rev. Bonds, (Gannon U.), 5.00%, 5/1/34	BBB+	750,000	758,339
Erie, Wtr. Auth. Rev. Bonds, Ser. A, AGM, 5.00%, 12/1/43	AA	1,000,000	1,040,588
Geisinger, Auth. Rev. Bonds, (Geisinger Hlth. Syst.), Ser. A-2, 5.00%, 2/15/39	AA-	2,155,000	2,211,925
Governor Mifflin School Dist. G.O. Bonds, Ser. A, 4.00%, 4/1/39	AA-	1,000,000	1,010,256
Highlands, School Dist. G.O. Bonds, AGM
4.00%, 4/15/43	AA	700,000	701,152
4.00%, 4/15/40	AA	500,000	504,033
Interboro, School Dist. G.O. Bonds, AGM, 5.50%, 8/15/63	AA	2,250,000	2,439,788
Lackawanna Cnty., Indl. Dev. Auth. Rev. Bonds, (Scranton U.), 4.00%, 11/1/40	A-	1,500,000	1,426,133
Lancaster Cnty., Convention Ctr. Auth. Hotel Room Rental Tax Rev. Bonds, Ser. B, 4.00%, 5/1/49	Aa2	1,000,000	940,092
Lancaster Cnty., Hosp. & Hlth. Ctr. Auth. Rev. Bonds
(Masonic Villages of the Grand Lodge of PA), 5.125%, 11/1/38	A	1,000,000	1,075,864
(Landis Homes Retirement Cmnty.), Ser. A, 5.00%, 7/1/45	BBB-/F	1,000,000	1,001,349
(St. Anne's Retirement Cmnty.), 5.00%, 3/1/45	BB/F	500,000	444,322
Lancaster Cnty., Hosp. Auth. Rev. Bonds, (Penn State Hlth.), 5.00%, 11/1/51	A	1,500,000	1,530,535
Lancaster Cnty., Hosp. Auth. Hlth. Care Fac. Rev. Bonds, (Moravian Manors, Inc.), Ser. A
5.00%, 6/15/49	BB+/F	1,000,000	926,969
5.00%, 6/15/44	BB+/F	1,235,000	1,184,793
Lancaster, Indl. Dev. Auth. Rev. Bonds
(Landis Homes), 4.00%, 7/1/56	BBB-/F	1,030,000	891,281
(Landis Homes Oblig. Group), 4.00%, 7/1/51	BBB-/F	500,000	444,876
(Willow Valley Communities), 4.00%, 12/1/49	A/F	1,550,000	1,350,652
Lancaster, Muni. Auth. Hlth. Care Fac. Rev. Bonds, (Garden Spot Village), Ser. A, 5.00%, 5/1/44	BBB-/F	1,000,000	1,059,163
Lehigh Cnty., General Purpose Auth. Rev. Bonds, (Muhlenberg College), 5.25%, 2/1/54	A3	1,600,000	1,672,240
Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds
(Pub. School of Germantown (The)), 4.00%, 10/1/51	BBB+	800,000	668,922
(Pub. School of Germantown (The)), 4.00%, 10/1/46	BBB+	625,000	537,271
(ACTS Retirement-Life Communities, Inc.), 4.00%, 11/15/43	A-/F	550,000	528,283
(Pub. School of Germantown (The)), 4.00%, 10/1/41	BBB+	425,000	382,462
(Pub. School of Germantown (The)), 4.00%, 10/1/36	BBB+	965,000	923,202
PA Rev. Bonds, (City of Philadelphia, Wtr. & Wastewater), 4.00%, 1/1/29	Baa2	650,000	660,367
PA State G.O. Bonds, (Cmnwlth. of PA), 4.00%, 9/1/43	Aa2	1,235,000	1,235,291
PA State Econ. Dev. Fin. Auth. Rev. Bonds
(PennDOT Major Bridges), AGM, 5.75%, 12/31/62	AA	400,000	432,132
(U. of Pittsburgh Med. Ctr.), Ser. A, 5.00%, 2/15/38	A2	1,750,000	1,934,251
(PA Bridges Finco LP), 5.00%, 12/31/34	BBB	250,000	253,830
PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds, (Procter & Gamble Paper), 5.375%, 3/1/31	Aa3	1,155,000	1,285,101
PA State Fin., Auth. Rev. Bonds, (Penn Hills), Ser. B, AMBAC, zero %, 12/1/27	AA-/P	1,000,000	911,637
PA State Higher Edl. Fac. Auth. Rev. Bonds
Ser. B-2, 5.50%, 11/1/54	A	1,000,000	1,087,362
(Drexel U.), 4.00%, 5/1/34	Baa1	1,250,000	1,238,999
PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds, (East Stroudsburg), Ser. A, 5.00%, 7/1/35	Baa3	730,000	707,988
PA State Tpk. Comm. Rev. Bonds
Ser. A, 5.25%, 12/1/55	Aa3	1,000,000	1,089,689
Ser. B-1, 5.00%, 6/1/42	A2	675,000	691,223
4.75%, 12/1/37	Aa3	1,000,000	1,023,175
PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. C, zero %, 12/1/38	Aa3	3,000,000	1,738,724
PA State U. Rev. Bonds, Ser. A, 5.00%, 9/1/45	Aa1	2,200,000	2,311,988
PA State, Econ. Dev. Fin. Auth. Rev. Bonds, (U. of Pittsburgh Med. Ctr.), Ser. A, 5.00%, 2/15/39	A2	1,500,000	1,647,970
Pennsbury, School Dist. G.O. Bonds, 5.00%, 8/1/44	Aa3	1,000,000	1,069,276
Philadelphia Auth. For Ind. Dev. 144A Rev. Bonds, (String Theory Charter School), 5.00%, 6/15/40	BB+	1,000,000	1,010,283
Philadelphia, G.O. Bonds
Ser. A, 5.00%, 8/1/37	A1	500,000	520,809
Ser. B, 5.00%, 2/1/37	A1	1,250,000	1,338,104
Philadelphia, Arpt. Rev. Bonds, AGM
4.00%, 7/1/41	AA	400,000	390,701
4.00%, 7/1/40	AA	300,000	297,162
Philadelphia, Auth. for Indl. Dev. Rev. Bonds
(St. Joseph U.), 5.50%, 11/1/60	A-	1,000,000	1,083,731
(MaST Cmnty. Charter School II), 5.00%, 8/1/50	BBB-	1,050,000	1,054,648
(Independence Charter School-West), 5.00%, 6/15/50	BB/P	1,375,000	1,276,710
(St. Joseph's U.), 5.00%, 11/1/47	A-/P	1,000,000	1,007,782
(MaST Cmnty. Charter School II), 5.00%, 8/1/40	BBB-	615,000	625,367
Philadelphia, Auth. For Indl. Dev. Multi-Fam. 144A Rev. Bonds, (University Sq. Apt.), 5.25%, 12/1/47	BBB-/P	300,000	288,662
Philadelphia, Gas Wks. Rev. Bonds, 5.00%, 8/1/47	A	2,500,000	2,556,783
Philadelphia, Redev. Auth. Rev. Bonds, Ser. B, 5.00%, 9/1/43	A1	1,250,000	1,345,162
Philadelphia, School Dist. G.O. Bonds
Ser. F, 5.00%, 9/1/36	Aa3	1,000,000	1,018,292
Ser. A, 5.00%, 9/1/34	Aa3	1,000,000	1,009,410
Ser. A, 5.00%, 9/1/33	Aa3	1,575,000	1,670,709
Philadelphia, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 5.00%, 11/1/45	A1	1,000,000	1,054,529
Pittsburgh & Allegheny Cnty., Sports & Exhibition Auth. Rev. Bonds, (Pkg. Syst.)
5.00%, 12/15/37	A	1,000,000	1,034,191
5.00%, 12/15/35	A	625,000	648,808
Pittsburgh, G.O. Bonds, 5.00%, 9/1/44	AA-	400,000	428,386
Pittsburgh, School Dist. G.O. Bonds, 3.00%, 9/1/38	A1	995,000	887,286
Southeastern PA Trans. Auth. Rev. Bonds, (Asset Impt. Program), 5.25%, 6/1/52	Aa3	1,750,000	1,872,352
West Cornwall, Twp. Muni. Auth. Rev. Bonds, (Lebanon Valley Brethren Home Oblig. Group), Ser. A
4.00%, 11/15/46	BBB/F	525,000	471,079
4.00%, 11/15/41	BBB/F	505,000	477,088
4.00%, 11/15/36	BBB/F	365,000	359,037
West Shore Area Auth. Rev. Bonds, (Lifeways at Messiah Village), Ser. A, 5.00%, 7/1/35	BBB-/F	500,000	500,626
Wilkes-Barre, Area School Dist. G.O. Bonds, BAM, 5.00%, 4/15/59	AA	2,000,000	2,045,466
Wilkes-Barre, Fin. Auth. Rev. Bonds, (Wilkes U.), 4.00%, 3/1/42	BBB-	1,400,000	1,208,736

			90,996,701
Puerto Rico (0.8%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1
4.00%, 7/1/41	BB-/P	500,000	481,933
4.00%, 7/1/37	BB-/P	350,000	348,177

			830,110
South Carolina (0.7%)
SC State Jobs-Econ. Dev. Auth. Rev. Bonds, (Bon Secours Mercy Hlth.), 4.00%, 12/1/44	A+	730,000	700,846

			700,846
Virgin Islands (0.3%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/30	BB/P	320,000	337,307

			337,307
Washington (0.7%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.75%, 12/1/44	BB+	600,000	681,022

			681,022

Total municipal bonds and notes (cost $98,657,376)			$97,897,196

SHORT-TERM INVESTMENTS (3.7%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.50%(AFF)	Shares	3,710,118	$3,710,118
U.S. Treasury Bills 4.290%, 4/22/25(SEG)		$50,000	49,706

Total short-term investments (cost $3,759,816)			$3,759,824
TOTAL INVESTMENTS

Total investments (cost $102,417,192)			$101,657,020

FUTURES CONTRACTS OUTSTANDING at 2/28/25 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	4	$496,500	$496,500	Jun-25	$(11,539)

Unrealized appreciation					—

Unrealized (depreciation)					(11,539)

Total					$(11,539)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2024 through February 28, 2025 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
	Putnam Pennsylvania Tax Exempt Income Fund (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a diversified open-end management investment company.
	The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $101,200,652.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/25
	Short-term investments
	Putnam Short Term Investment Fund Class P‡	$593,597	$18,031,508	$14,914,987	$81,068	$3,710,118

	Total Short-term investments	$593,597	$18,031,508	$14,914,987	$81,068	$3,710,118
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $46,709.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	27.0%
	Education	23.8
	Local debt	19.1
	The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	AGM	11.6%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$97,897,196	$—
Short-term investments	—	3,759,824	—

Totals by level	$—	$101,657,020	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(11,539)	$—	$—

Totals by level	$(11,539)	$—	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com